PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	September 30, 2025	September 30, 2024
Electronic equipment	$139,158	$145,376
Less: accumulated depreciation	(139,158)	(99,902)
Property and equipment, net	$-	$45,474

Depreciation expense for the years ended September 30, 2025, 2024 and 2023 amounted to $44,085, $37,041 and $42,186, respectively.